Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	5 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Preferred stock dividends per share		$ 0.63	$ 0.67
Preferred stock down round deemed dividends per share		$ 7.63	$ 0.29
Issuance of capital stock, per share	$ 0.0001